                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  3/31/03
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     5/12/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   263,321,143
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 3/31/03

-----------------------------------------------------------------------------------------------------------------------------------
               Column 1                      Column 2            Column 3      Column 4                   Column 5
-----------------------------------------------------------------------------------------------------------------------------------
               Name of                    Title of class          CUSIP          Value     Shrs or         SH/PRN         Put/Call

                Issuer                                                         (x $1000)   prn amt
-----------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                        COMMON STOCK         78462F103       $28,812    340,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp       COMMON STOCK         459200101       $8,514     108,552
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                             COMMON STOCK         594918104       $ 7,780    321,340
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                        COMMON STOCK         931142103       $ 7,276    139,840
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     COMMON STOCK         084670108       $ 6,316         99
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                              COMMON STOCK         172967101       $ 6,142    178,293
-----------------------------------------------------------------------------------------------------------------------------------
3M Co                                      COMMON STOCK         88579Y101       $ 5,234     40,250
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                           COMMON STOCK         30231G102       $ 4,904    140,302
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                 COMMON STOCK         717081103       $ 4,798    153,972
-----------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp                         COMMON STOCK         247025109       $ 4,670    171,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                          COMMON STOCK         478160104       $ 4,468     77,200
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                    COMMON STOCK         38141G104       $ 4,167     61,201
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                       COMMON STOCK         060505104       $ 3,946     59,039
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co                        COMMON STOCK         025816109       $ 3,932    118,325
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                        COMMON STOCK         742718109       $ 3,489     39,175
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co                        COMMON STOCK         369604103       $ 3,359    131,736
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                 COMMON STOCK         313586109       $ 2,826     43,250
-----------------------------------------------------------------------------------------------------------------------------------
American International Group               COMMON STOCK         026874107       $ 2,780     56,214
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                             COMMON STOCK         589331107       $ 2,238     40,850
-----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                         COMMON STOCK         166764100       $ 2,085     32,250
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co/The                           COMMON STOCK         191216100       $ 2,051     50,656
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp                   COMMON STOCK         913017109       $ 1,791     31,000
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp                      COMMON STOCK         666807102       $ 1,759     20,500
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                 COMMON STOCK         92343V104       $ 1,755     49,650
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                           COMMON STOCK         806857108       $ 1,674     44,050
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                                 COMMON STOCK         458140100       $ 1,599     98,188
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                           COMMON STOCK         02209S103       $ 1,565     52,250
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                     COMMON STOCK         590188108       $ 1,543     43,600
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co                             COMMON STOCK         532457108       $ 1,403     24,550
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                             COMMON STOCK         617446448       $ 1,296     33,784
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                    COMMON STOCK         209115104       $ 1,250     32,500
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                        COMMON STOCK         002824100       $   967     25,720
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp                                COMMON STOCK         500255104       $   877     15,500
-----------------------------------------------------------------------------------------------------------------------------------
UST Inc                                    COMMON STOCK         902911106       $   861     31,200
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc                      COMMON STOCK         882508104       $   861     52,600
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co                    COMMON STOCK         110122108       $   836     39,550
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc                          COMMON STOCK         17275R102       $   830     63,970
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management Holding LP      PARTNERSHIP         01855A101       $   793     27,550
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                  COMMON STOCK         031162100       $   754     13,100
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc                                 COMMON STOCK         984332106       $   716     29,800
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                     COMMON STOCK         78387G103       $   701     34,948
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                                          ADR             055622104       $   673     17,446
-----------------------------------------------------------------------------------------------------------------------------------
eBay Inc                                   COMMON STOCK         278642103       $   661      7,750
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                COMMON STOCK         313400301       $   650     12,250
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc               COMMON STOCK         524908100       $   566      9,800
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co                                 COMMON STOCK         244199105       $   544     13,850
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     COMMON STOCK         084670207       $   543        254
-----------------------------------------------------------------------------------------------------------------------------------
Gallaher Group Plc                         COMMON STOCK         363595109       $   441     11,500
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co                           COMMON STOCK         277461109       $   418     14,125
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc                      COMMON STOCK         939322103       $   409     11,600
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                       COMMON STOCK         46625H100       $   400     16,850
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                             COMMON STOCK         20825C104       $   389      7,250
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co/The                        COMMON STOCK         260543103       $   373     13,500
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
               Column 1                         Column 6                Column 8
------------------------------------------------------------------------------------------
               Name of                         Investment           Voting authority
                                                               ---------------------------
                Issuer                         discretion        Sole     Shared    None
------------------------------------------------------------------------------------------
SPDR Trust Series 1                               SOLE          340,000
------------------------------------------------------------------------------------------
International Business Machines Corp              SOLE          108,552
------------------------------------------------------------------------------------------
Microsoft Corp                                    SOLE          321,340
------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                               SOLE          139,840
------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                            SOLE               99
------------------------------------------------------------------------------------------
Citigroup Inc                                     SOLE          178,293
------------------------------------------------------------------------------------------
3M Co                                             SOLE           40,250
------------------------------------------------------------------------------------------
Exxon Mobil Corp                                  SOLE          140,302
------------------------------------------------------------------------------------------
Pfizer Inc                                        SOLE          153,972
------------------------------------------------------------------------------------------
Dell Computer Corp                                SOLE          171,000
------------------------------------------------------------------------------------------
Johnson & Johnson                                 SOLE           77,200
------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                           SOLE           61,201
------------------------------------------------------------------------------------------
Bank of America Corp                              SOLE           59,039
------------------------------------------------------------------------------------------
American Express Co                               SOLE          118,325
------------------------------------------------------------------------------------------
Procter & Gamble Co                               SOLE           39,175
------------------------------------------------------------------------------------------
General Electric Co                               SOLE          131,736
------------------------------------------------------------------------------------------
Fannie Mae                                        SOLE           43,250
------------------------------------------------------------------------------------------
American International Group                      SOLE           56,214
------------------------------------------------------------------------------------------
Merck & Co Inc                                    SOLE           40,850
------------------------------------------------------------------------------------------
ChevronTexaco Corp                                SOLE           32,250
------------------------------------------------------------------------------------------
Coca-Cola Co/The                                  SOLE           50,656
------------------------------------------------------------------------------------------
United Technologies Corp                          SOLE           31,000
------------------------------------------------------------------------------------------
Northrop Grumman Corp                             SOLE           20,500
------------------------------------------------------------------------------------------
Verizon Communications Inc                        SOLE           49,650
------------------------------------------------------------------------------------------
Schlumberger Ltd                                  SOLE           44,050
------------------------------------------------------------------------------------------
Intel Corp                                        SOLE           98,188
------------------------------------------------------------------------------------------
Altria Group Inc                                  SOLE           52,250
------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                            SOLE           43,600
------------------------------------------------------------------------------------------
Eli Lilly & Co                                    SOLE           24,550
------------------------------------------------------------------------------------------
Morgan Stanley                                    SOLE           33,784
------------------------------------------------------------------------------------------
Consolidated Edison Inc                           SOLE           32,500
------------------------------------------------------------------------------------------
Abbott Laboratories                               SOLE           25,720
------------------------------------------------------------------------------------------
Kohl's Corp                                       SOLE           15,500
------------------------------------------------------------------------------------------
UST Inc                                           SOLE           31,200
------------------------------------------------------------------------------------------
Texas Instruments Inc                             SOLE           52,600
------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co                           SOLE           39,550
------------------------------------------------------------------------------------------
Cisco Systems Inc                                 SOLE           63,970
------------------------------------------------------------------------------------------
Alliance Capital Management Holding LP            SOLE           27,550
------------------------------------------------------------------------------------------
Amgen Inc                                         SOLE           13,100
------------------------------------------------------------------------------------------
Yahoo! Inc                                        SOLE           29,800
------------------------------------------------------------------------------------------
SBC Communications Inc                            SOLE           34,948
------------------------------------------------------------------------------------------
BP PLC                                            SOLE           17,446
------------------------------------------------------------------------------------------
eBay Inc                                          SOLE            7,750
------------------------------------------------------------------------------------------
Freddie Mac                                       SOLE           12,250
------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc                      SOLE            9,800
------------------------------------------------------------------------------------------
Deere & Co                                        SOLE           13,850
------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                            SOLE              254
------------------------------------------------------------------------------------------
Gallaher Group Plc                                SOLE           11,500
------------------------------------------------------------------------------------------
Eastman Kodak Co                                  SOLE           14,125
------------------------------------------------------------------------------------------
Washington Mutual Inc                             SOLE           11,600
------------------------------------------------------------------------------------------
JP Morgan Chase & Co                              SOLE           16,850
------------------------------------------------------------------------------------------
ConocoPhillips                                    SOLE            7,250
------------------------------------------------------------------------------------------
Dow Chemical Co/The                               SOLE           13,500
------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 3/31/03

-----------------------------------------------------------------------------------------------------------------------------------
               Column 1                      Column 2            Column 3      Column 4                   Column 5
-----------------------------------------------------------------------------------------------------------------------------------
               Name of                    Title of class          CUSIP          Value     Shrs or         SH/PRN         Put/Call

                Issuer                                                         (x $1000)   prn amt
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                         COMMON STOCK         428236103        $330       21,198
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co                       COMMON STOCK         194162103        $327        6,000
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co                               COMMON STOCK         886547108        $300       12,000
-----------------------------------------------------------------------------------------------------------------------------------
Gap Inc/The                                COMMON STOCK         364760108        $268       18,500
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp                         COMMON STOCK         907818108        $248        4,500
-----------------------------------------------------------------------------------------------------------------------------------
Progressive Corp/The                       COMMON STOCK         743315103        $237        4,000
-----------------------------------------------------------------------------------------------------------------------------------
JM Smucker Co/The                          COMMON STOCK         832696405        $227        6,504
-----------------------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock            COMMON STOCK         631100104        $215        8,500
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos Inc                     COMMON STOCK         035229103        $210        4,500
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp                             COMMON STOCK         079860102        $206        9,500
-----------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                           COMMON STOCK         452907108        $ 72       27,000
-----------------------------------------------------------------------------------------------------------------------------------
VelocityHSI Inc                            COMMON STOCK         92257K102        $  0       24,300
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                                COMMON STOCK         68389X105        $190       17,500
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd                     COMMON STOCK         902124106        $199       15,500
-----------------------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc                  COMMON STOCK         640505103        $  0       10,000
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth 6.25% 05/15/03                       BOND             013420335        $225      225,000
-----------------------------------------------------------------------------------------------------------------------------------
US Treasury Bill 7/3/03                        BILL             912795NB3        $305      305,000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
               Column 1                        Column 6                Column 8
-----------------------------------------------------------------------------------------
               Name of                        Investment           Voting authority
                                                              ---------------------------
                Issuer                        discretion        Sole     Shared    None
-----------------------------------------------------------------------------------------
Hewlett-Packard Co                               SOLE          21,198
-----------------------------------------------------------------------------------------
Colgate-Palmolive Co                             SOLE           6,000
-----------------------------------------------------------------------------------------
Tiffany & Co                                     SOLE          12,000
-----------------------------------------------------------------------------------------
Gap Inc/The                                      SOLE          18,500
-----------------------------------------------------------------------------------------
Union Pacific Corp                               SOLE           4,500
-----------------------------------------------------------------------------------------
Progressive Corp/The                             SOLE           4,000
-----------------------------------------------------------------------------------------
JM Smucker Co/The                                SOLE           6,504
-----------------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock                  SOLE           8,500
-----------------------------------------------------------------------------------------
Anheuser-Busch Cos Inc                           SOLE           4,500
-----------------------------------------------------------------------------------------
BellSouth Corp                                   SOLE           9,500
-----------------------------------------------------------------------------------------
Immunomedics Inc                                 SOLE          27,000
-----------------------------------------------------------------------------------------
VelocityHSI Inc                                  SOLE          24,300
-----------------------------------------------------------------------------------------
Oracle Corp                                      SOLE          17,500
-----------------------------------------------------------------------------------------
Tyco International Ltd                           SOLE          15,500
-----------------------------------------------------------------------------------------
Neomedia Technologies Inc                        SOLE          10,000
-----------------------------------------------------------------------------------------
Bellsouth 6.25% 05/15/03                         SOLE         225,000
-----------------------------------------------------------------------------------------
US Treasury Bill 7/3/03                          SOLE         305,000
-----------------------------------------------------------------------------------------